UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21248
Morgan Stanley Allocator Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	January 31, 2005

Date of reporting period:	October 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Allocator Fund

Portfolio of Investments October 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (87.2%)
	Advertising/Marketing Services (0.2%)
5,945	Interpublic Group of Companies, Inc. (The)*	72,886
2,302	Omnicom Group, Inc.	181,628
		254,514
	Aerospace & Defense (1.2%)
12,283	Boeing Co.	612,922
3,051	General Dynamics Corp.	311,568
1,948	Goodrich Corp.	60,057
6,803	Lockheed Martin Corp.	374,777
5,516	Northrop Grumman Corp.	285,453
6,902	Raytheon Co.	251,785
2,930	Rockwell Collins, Inc.	103,927
		2,000,489
	Agricultural Commodities/Milling (0.1%)
6,443	Archer-Daniels-Midland Co.	124,800

	Air Freight/Couriers (1.3%)
1,886	C.H. Robinson Worldwide, Inc.	101,731
2,055	CNF Inc.	89,968
3,658	EGL, Inc.*	116,983
1,711	Expeditors International of Washington, Inc.	97,698
4,460	FedEx Corp.	406,395
2,455	Forward Air Corp.*	101,072
16,606	United Parcel Service, Inc. (Class B)	1,314,863
		2,228,710
	Airlines (1.9%)
20,123	Alaska Air Group, Inc.*	530,040
38,246	AMR Corp.*	295,259
31,621	Delta Air Lines, Inc.*	172,334
71,553	Flyi Inc.*	100,174
47,427	Frontier Airlines, Inc.*	396,490
15,497	JetBlue Airways Corp.*	341,709
59,723	Mesa Air Group, Inc.*	342,810
24,456	SkyWest, Inc.	417,708
34,026	Southwest Airlines Co.	536,590
		3,133,114
	Alternative Power Generation (0.0%)
9,219	Calpine Corp.*	22,955

	Aluminum (0.3%)
12,949	Alcoa, Inc.	420,842

	Apparel/Footwear (0.4%)
2,513	Cintas Corp.	108,411
1,659	Jones Apparel Group, Inc.	58,563
1,423	Liz Claiborne, Inc.	58,172
3,834	Nike, Inc. (Class B)	311,743
589	Reebok International Ltd.	21,793
1,475	V.F. Corp.	79,399
		638,081
	Apparel/Footwear Retail (0.3%)
10,851	Gap, Inc. (The)	216,803
5,029	Limited Brands, Inc.	124,619
1,070	Nordstrom, Inc.	46,203
6,023	TJX Companies, Inc. (The)	144,432
		532,057
	Auto Parts: O.E.M. (0.2%)
1,739	Dana Corp.	25,928
7,804	Delphi Corp.	65,632
2,411	Eaton Corp.	154,183
2,781	Johnson Controls, Inc.	159,490
		405,233
	Automotive Aftermarket (0.0%)
66	Cooper Tire & Rubber Co.	1,286
92	Goodyear Tire & Rubber Co. (The)*	927
		2,213
	Beverages: Alcoholic (0.3%)
7,940	Anheuser-Busch Companies, Inc.	396,603
1,207	Brown-Forman Corp. (Class B)	54,194
369	Coors (Adolph) Co. (Class B)	24,612
		475,409
	Beverages: Non-Alcoholic (0.7%)
24,187	Coca-Cola Co. (The)	983,443
5,268	Coca-Cola Enterprises Inc.	110,154
2,528	Pepsi Bottling Group, Inc. (The)	70,885
		1,164,482
	Biotechnology (1.2%)
19,199	Amgen Inc.*	1,090,503
4,944	Biogen Idec Inc.*	287,543
2,860	Chiron Corp.*	92,721
3,450	Genzyme Corp.*	181,022
6,248	Gilead Sciences, Inc.*	216,368
3,850	MedImmune, Inc.*	109,417
834	Millipore Corp.*	38,356
		2,015,930
	Broadcasting (0.2%)
7,452	Clear Channel Communications, Inc.	248,897
3,870	Univision Communications Inc. (Class A)*	119,815
		368,712

	Building Products (0.2%)
3,588	American Standard Companies, Inc.*	131,213
6,628	Masco Corp.	227,075
		358,288
	Cable/Satellite TV (0.5%)
26,862	Comcast Corp. (Class A)*	792,429

	Casino/Gaming (0.1%)
1,558	Harrah’s Entertainment, Inc.	91,174
4,653	International Game Technology	153,735
		244,909
	Chemicals: Agricultural (0.1%)
3,892	Monsanto Co.	166,383

	Chemicals: Major Diversified (0.9%)
13,741	Dow Chemical Co. (The)	617,521
15,127	Du Pont (E.I.) de Nemours & Co.	648,494
1,134	Eastman Chemical Co.	53,831
1,831	Engelhard Corp.	51,817
1,643	Hercules Inc.*	23,462
3,291	Rohm & Haas Co.	139,505
		1,534,630
	Chemicals: Specialty (0.5%)
4,976	Air Products & Chemicals, Inc.	264,624
753	Great Lakes Chemical Corp.	19,292
10,012	Praxair, Inc.	422,506
1,024	Sigma-Aldrich Corp.	56,975
		763,397
	Commercial Printing/Forms (0.1%)
732	Deluxe Corp.	27,881
3,197	Donnelley (R.R.) & Sons Co.	100,546
		128,427
	Computer Communications (1.2%)
6,747	Avaya Inc.*	97,157
99,814	Cisco Systems, Inc.*	1,917,427
1,264	QLogic Corp.*	41,080
		2,055,664
	Computer Peripherals (0.4%)
33,570	EMC Corp.*	432,046
1,889	Lexmark International, Inc.*	156,995
4,618	Network Appliance, Inc.*	113,002
		702,043
	Computer Processing Hardware (1.6%)
4,960	Apple Computer, Inc.*	260,549
37,134	Dell Inc.*	1,301,918
4,363	Gateway, Inc.*	25,524
43,487	Hewlett-Packard Co.	811,467
1,271	NCR Corp.*	71,621
44,162	Sun Microsystems, Inc.*	200,054
		2,671,133
	Containers/Packaging (0.2%)
1,660	Ball Corp.	66,151
1,582	Bemis Company, Inc.	41,876
2,252	Pactiv Corp.*	53,350
1,239	Sealed Air Corp.*	61,380
818	Temple-Inland, Inc.	48,360
		271,117
	Contract Drilling (0.1%)
555	Nabors Industries, Ltd. (Bermuda)*	27,262
500	Noble Corp.*	22,840
393	Rowan Companies, Inc.*	10,033
1,196	Transocean Inc. (Cayman Islands)*	42,159
		102,294
	Data Processing Services (1.0%)
1,963	Affiliated Computer Services, Inc. (Class A)*	107,082
8,876	Automatic Data Processing, Inc.	385,130
2,818	Computer Sciences Corp.*	139,970
2,189	Convergys Corp.*	28,479
12,740	First Data Corp.	525,907
2,937	Fiserv, Inc.*	104,381
5,603	Paychex, Inc.	183,745
4,347	SunGard Data Systems Inc.*	115,152
		1,589,846
	Department Stores (0.3%)
2,042	Federated Department Stores, Inc.	103,019
4,021	Kohl’s Corp.*	204,106
3,242	May Department Stores Co.	84,487
3,063	Penney (J.C.) Co., Inc.	105,949
2,150	Sears, Roebuck & Co.	75,250
		572,811
	Discount Stores (2.4%)
5,780	Costco Wholesale Corp.	277,093
3,753	Dollar General Corp.	72,245
1,636	Family Dollar Stores, Inc.	48,344
11,743	Target Corp.	587,385
55,146	Wal-Mart Stores, Inc.	2,973,472
		3,958,539
	Drugstore Chains (0.4%)
5,453	CVS Corp.	236,987
13,776	Walgreen Co.	494,421
		731,408
	Electric Utilities (2.5%)
8,515	AES Corp. (The)*	92,813
2,864	Allegheny Energy, Inc.*	52,440
2,473	Ameren Corp.	118,704
5,621	American Electric Power Co., Inc.	185,100

4,468	CenterPoint Energy, Inc.	46,959
2,538	Cinergy Corp.	100,302
3,630	CMS Energy Corp.*	33,977
3,238	Consolidated Edison, Inc.	140,691
2,463	Constellation Energy Group, Inc.	100,047
4,692	Dominion Resources, Inc.	301,789
2,555	DTE Energy Co.	109,124
13,102	Duke Energy Corp.	321,392
5,056	Edison International	154,208
3,273	Entergy Corp.	213,923
9,402	Exelon Corp.	372,507
4,869	FirstEnergy Corp.	201,236
2,776	FPL Group, Inc.	191,266
5,577	PG&E Corp.*	178,687
1,437	Pinnacle West Capital Corp.	61,245
2,595	PPL Corp.	134,940
3,673	Progress Energy, Inc.	151,694
3,548	Public Service Enterprise Group, Inc.	151,109
10,690	Southern Co. (The)	337,697
2,776	TECO Energy, Inc.	38,864
4,805	TXU Corp.	294,162
5,731	Xcel Energy, Inc.	98,000
		4,182,876
	Electrical Products (0.4%)
3,317	American Power Conversion Corp.	63,952
1,546	Cooper Industries Ltd. (Class A) (Bermuda)	98,789
6,495	Emerson Electric Co.	416,005
2,551	Molex Inc.	75,433
		654,179
	Electronic Components (0.1%)
2,658	Jabil Circuit, Inc.*	64,616
6,932	Sanmina-SCI Corp.*	55,456
10,911	Solectron Corp.*	56,955
		177,027
	Electronic Equipment/Instruments (0.4%)
7,145	Agilent Technologies, Inc.*	179,054
19,447	JDS Uniphase Corp.*	61,647
2,893	Rockwell Automation, Inc.	120,609
2,031	Scientific-Atlanta, Inc.	55,629
3,044	Symbol Technologies, Inc.	44,716
1,119	Tektronix, Inc.	33,939
2,196	Thermo Electron Corp.*	63,684
10,708	Xerox Corp.*	158,157
		717,435
	Electronic Production Equipment (0.5%)
30,840	Applied Materials, Inc.*	496,524
3,575	KLA-Tencor Corp.*	162,770
2,316	Novellus Systems, Inc.*	60,008
2,952	Teradyne, Inc.*	48,885
		768,187
	Electronics/Appliance Stores (0.2%)
3,836	Best Buy Co., Inc.	227,167
885	RadioShack Corp.	26,488
		253,655
	Electronics/Appliances (0.1%)
4,221	Eastman Kodak Co.	127,812
753	Maytag Corp.	13,102
901	Whirlpool Corp.	52,934
		193,848
	Engineering & Construction (0.0%)
1,332	Fluor Corp.	61,858

	Environmental Services (0.2%)
4,681	Allied Waste Industries, Inc.*	38,197
8,542	Waste Management, Inc.	243,276
		281,473
	Finance/Rental/Leasing (1.9%)
10,020	Countrywide Financial Corp.	319,939
14,639	Fannie Mae	1,026,926
10,336	Freddie Mac	688,378
37,500	MBNA Corp.	961,125
2,988	Ryder System, Inc.	149,699
		3,146,067
	Financial Conglomerates (3.1%)
77,742	Citigroup, Inc.	3,449,413
21,988	J.P. Morgan Chase & Co.	848,737
6,852	Prudential Financial, Inc.	318,412
11,900	State Street Corp.	536,095
		5,152,657
	Financial Publishing/Services (0.2%)
1,931	Equifax, Inc.	50,496
2,307	McGraw-Hill Companies, Inc. (The)	198,979
		249,475
	Food Distributors (0.2%)
8,413	SYSCO Corp.	271,487

	Food Retail (0.3%)
4,750	Albertson’s, Inc.	108,348
9,809	Kroger Co.*	148,214
5,837	Safeway Inc.*	106,467
2,246	Supervalu, Inc.	66,235
2,670	Winn-Dixie Stores, Inc.	9,185
		438,449
	Food: Major Diversified (1.0%)
4,064	Campbell Soup Co.	109,078

5,167	ConAgra Foods Inc.	136,409
3,757	General Mills, Inc.	166,247
3,464	Heinz (H.J.) Co.	125,916
4,092	Kellogg Co.	175,956
16,822	PepsiCo, Inc.	834,035
7,835	Sara Lee Corp.	182,399
		1,730,040
	Food: Specialty/Candy (0.2%)
2,553	Hershey Foods Corp.	129,412
1,359	McCormick & Co., Inc. (Non-Voting)	48,149
2,228	Wrigley (Wm.) Jr. Co.	145,711
		323,272
	Forest Products (0.2%)
1,608	Louisiana-Pacific Corp.	39,412
3,347	Weyerhaeuser Co.	209,656
		249,068
	Gas Distributors (0.2%)
8,476	Dynegy, Inc. (Class A)*	41,787
2,313	KeySpan Corp.	92,404
993	Nicor Inc.	37,257
4,135	NiSource, Inc.	88,696
836	Peoples Energy Corp.	35,764
3,167	Sempra Energy	106,221
		402,129
	Home Building (0.1%)
1,801	Centex Corp.	93,543
476	KB Home	39,151
1,786	Pulte Homes, Inc.	98,016
		230,710
	Home Furnishings (0.1%)
2,576	Leggett & Platt, Inc.	72,463
3,913	Newell Rubbermaid, Inc.	84,364
		156,827
	Home Improvement Chains (1.3%)
34,153	Home Depot, Inc. (The)	1,403,005
12,017	Lowe’s Companies, Inc.	676,317
2,216	Sherwin-Williams Co.	94,668
		2,173,990
	Hospital/Nursing Management (0.3%)
7,042	HCA, Inc.	258,653
3,313	Health Management Associates, Inc. (Class A)	68,447
1,729	Manor Care, Inc.	56,607
6,738	Tenet Healthcare Corp.*	72,231
		455,938
	Hotels/Resorts/Cruiselines (0.6%)
12,168	Carnival Corp. (Panama)	615,214
5,188	Hilton Hotels Corp.	103,241
3,469	Marriott International, Inc. (Class A)	189,026
2,760	Starwood Hotels & Resorts Worldwide, Inc.	131,735
		1,039,216
	Household/Personal Care (1.9%)
1,279	Alberto-Culver Co. (Class B)	57,376
5,817	Avon Products, Inc.	230,062
2,871	Clorox Co. (The)	156,757
6,205	Colgate-Palmolive Co.	276,867
12,117	Gillette Co. (The)	502,613
1,378	International Flavors & Fragrances, Inc.	53,811
5,946	Kimberly-Clark Corp.	354,798
30,542	Procter & Gamble Co. (The)	1,563,140
		3,195,424
	Industrial Conglomerates (5.6%)
12,021	3M Co.	932,469
4,689	Danaher Corp.	258,505
160,381	General Electric Co.	5,472,200
13,279	Honeywell International, Inc.	447,237
2,676	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	183,145
1,522	ITT Industries, Inc.	123,495
2,272	Textron, Inc.	154,837
30,472	Tyco International Ltd. (Bermuda)	949,203
7,880	United Technologies Corp.	731,422
		9,252,513
	Industrial Machinery (0.3%)
4,613	Illinois Tool Works Inc.	425,688
1,924	Parker-Hannifin Corp.	135,892
		561,580
	Industrial Specialties (0.2%)
3,818	Ecolab Inc.	129,239
2,530	PPG Industries, Inc.	161,288
		290,527
	Information Technology Services (1.6%)
2,477	Citrix Systems, Inc.*	59,770
7,219	Electronic Data Systems Corp.	153,548
24,468	International Business Machines Corp.	2,196,003
5,815	PeopleSoft, Inc.*	120,778
5,089	Unisys Corp.*	54,045
		2,584,144
	Insurance Brokers/Services (0.2%)
4,560	AON Corp.	93,070
6,843	Marsh & McLennan Companies, Inc.	189,277
		282,347
	Integrated Oil (2.1%)
650	Amerada Hess Corp.	52,462
15,132	ChevronTexaco Corp.	802,904
4,792	ConocoPhillips	404,014
45,953	Exxon Mobil Corp.	2,261,807
		3,521,187

	Internet Software/Services (0.4%)
7,227	Siebel Systems, Inc.*	68,656
17,218	Yahoo! Inc.*	623,119
		691,775
	Investment Banks/Brokers (2.9%)
16,000	Goldman Sachs Group, Inc. (The)	1,574,080
21,000	Lehman Brothers Holdings Inc.	1,725,150
29,000	Merrill Lynch & Co., Inc.	1,564,260
		4,863,490
	Investment Managers (0.6%)
8,300	Franklin Resources, Inc.	503,146
7,400	Price (T.) Rowe Group, Inc.	412,698
		915,844
	Life/Health Insurance (0.6%)
6,658	AFLAC, Inc.	238,889
1,788	Jefferson-Pilot Corp.	86,343
2,487	Lincoln National Corp.	108,931
9,830	MetLife, Inc.	376,981
1,644	Torchmark Corp.	88,809
4,418	UnumProvident Corp.	60,350
		960,303
	Major Banks (4.6%)
61,240	Bank of America Corp.	2,742,940
9,870	BB&T Corp.	405,756
3,101	Comerica, Inc.	190,743
4,059	Huntington Bancshares, Inc.	97,213
7,382	KeyCorp	247,961
10,762	National City Corp.	419,395
5,122	PNC Financial Services Group	267,881
4,873	Regions Financial Corp.	170,945
5,929	SouthTrust Corp.	258,327
5,077	SunTrust Banks, Inc.	357,319
19,847	Wachovia Corp.	976,671
26,073	Wells Fargo & Co.	1,557,080
		7,692,231
	Major Telecommunications (2.6%)
4,443	ALLTEL Corp.	244,054
11,456	AT&T Corp.	196,012
26,398	BellSouth Corp.	704,035
47,773	SBC Communications, Inc.	1,206,746
20,575	Sprint Corp.	431,046
39,913	Verizon Communications Inc.	1,560,598
		4,342,491
	Managed Health Care (0.8%)
2,300	Aetna, Inc.	218,500
1,999	Anthem, Inc.*	160,720
1,976	CIGNA Corp.	125,397
2,923	Humana, Inc.*	55,975
8,717	UnitedHealth Group Inc.	631,111
2,169	WellPoint Health Networks, Inc.*	211,825
		1,403,528
	Media Conglomerates (1.4%)
24,323	Disney (Walt) Co. (The)	613,426
55,645	Time Warner, Inc.*	925,933
20,993	Viacom Inc. (Class B) (Non-Voting)	766,035
		2,305,394
	Medical Distributors (0.3%)
1,545	AmerisourceBergen Corp.	85,037
6,456	Cardinal Health, Inc.	301,818
4,033	McKesson Corp.	107,520
		494,375
	Medical Specialties (2.1%)
3,658	Applera Corp. - Applied Biosystems Group	69,795
1,416	Bard (C.R.), Inc.	80,429
763	Bausch & Lomb, Inc.	46,512
9,072	Baxter International, Inc.	279,055
3,585	Becton, Dickinson & Co.	188,213
3,707	Biomet, Inc.	173,043
12,156	Boston Scientific Corp.*	429,107
4,507	Guidant Corp.	300,256
2,329	Hospira, Inc.*	74,318
17,866	Medtronic, Inc.	913,131
2,074	Pall Corp.	53,634
1,666	PerkinElmer, Inc.	34,220
2,607	St. Jude Medical, Inc.*	199,618
5,984	Stryker Corp.	257,851
1,595	Waters Corp.*	65,858
3,545	Zimmer Holdings, Inc.*	275,057
		3,440,097
	Miscellaneous Commercial Services (0.0%)
2,158	Sabre Holdings Corp.	46,418

	Miscellaneous Manufacturing (0.1%)
982	Crane Co.	27,368
3,326	Dover Corp.	130,612
		157,980
	Motor Vehicles (0.4%)
18,859	Ford Motor Co.	245,733
5,820	General Motors Corp.	224,361
3,046	Harley-Davidson, Inc.	175,358
		645,452
	Multi-Line Insurance (1.5%)
34,140	American International Group, Inc.**	2,072,639
3,842	Hartford Financial Services Group, Inc. (The)	224,680
2,434	Loews Corp.	145,797

2,124	Safeco Corp.	98,214
		2,541,330
	Office Equipment/Supplies (0.1%)
1,457	Avery Dennison Corp.	88,644
3,410	Pitney Bowes, Inc.	149,188
		237,832
	Oil & Gas Pipelines (0.1%)
4,026	El Paso Corp.	35,992
466	Kinder Morgan, Inc.	29,996
1,954	Williams Companies, Inc. (The)	24,445
		90,433
	Oil & Gas Production (0.3%)
944	Anadarko Petroleum Corp.	63,673
1,209	Apache Corp.	61,296
1,476	Burlington Resources, Inc.	61,254
896	Devon Energy Corp.	66,277
434	EOG Resources, Inc.	28,887
379	Kerr-McGee Corp.	22,444
2,727	Occidental Petroleum Corp.	152,248
977	Unocal Corp.	40,790
		496,869
	Oil Refining/Marketing (0.1%)
445	Ashland, Inc.	25,641
2,258	Marathon Oil Corp.	86,052
282	Sunoco, Inc.	20,970
972	Valero Energy Corp.	41,767
		174,430
	Oilfield Services/Equipment (0.2%)
1,239	Baker Hughes Inc.	53,066
600	BJ Services Co.	30,600
1,633	Halliburton Co.	60,486
2,193	Schlumberger Ltd. (Netherlands; Antilles)	138,027
		282,179
	Other Consumer Services (0.9%)
2,591	Apollo Group, Inc. (Class A)*	171,006
2,589	Block (H.&R.), Inc.	123,107
14,792	Cendant Corp.	304,567
8,752	eBay Inc.*	854,283
		1,452,963
	Other Consumer Specialties (0.1%)
2,119	Fortune Brands, Inc.	154,305

	Other Metals/Minerals (0.1%)
1,314	Phelps Dodge Corp.	115,027

	Packaged Software (4.0%)
3,592	Adobe Systems, Inc.	201,260
1,689	Autodesk, Inc.	89,095
3,350	BMC Software, Inc.*	63,382
8,719	Computer Associates International, Inc.	241,603
5,832	Compuware Corp.*	33,767
2,929	Intuit Inc.*	132,859
1,220	Mercury Interactive Corp.*	52,985
157,723	Microsoft Corp.	4,414,667
5,758	Novell, Inc.*	41,400
75,365	Oracle Corp.*	954,121
4,030	Parametric Technology Corp.*	20,916
5,309	Symantec Corp.*	302,294
6,419	VERITAS Software Corp.*	140,448
		6,688,797
	Personnel Services (0.1%)
1,678	Monster Worldwide Inc.*	47,068
2,521	Robert Half International, Inc.	66,882
		113,950
	Pharmaceuticals: Generic Drugs (0.1%)
8,111	Mylan Laboratories, Inc.	139,671
3,300	Watson Pharmaceuticals, Inc.*	92,499
		232,170
	Pharmaceuticals: Major (4.9%)
17,370	Abbott Laboratories	740,483
21,652	Bristol-Myers Squibb Co.	507,306
33,020	Johnson & Johnson	1,927,708
12,581	Lilly (Eli) & Co.	690,823
31,079	Merck & Co., Inc.	973,083
84,039	Pfizer, Inc.	2,432,929
16,389	Schering-Plough Corp.	296,805
14,839	Wyeth	588,366
		8,157,503
	Pharmaceuticals: Other (0.5%)
3,977	Allergan, Inc.	284,594
11,172	Forest Laboratories, Inc.*	498,271
7,288	King Pharmaceuticals, Inc.*	79,512
		862,377
	Precious Metals (0.2%)
2,683	Freeport-McMoRan Copper & Gold, Inc. (Class B)	97,178
5,809	Newmont Mining Corp.	276,044
		373,222
	Property - Casualty Insurers (0.9%)
3,714	ACE Ltd. (Cayman Islands)	141,355
9,109	Allstate Corp. (The)	438,052
2,464	Chubb Corp. (The)	177,728
2,202	Cincinnati Financial Corp.	91,934
2,848	Progressive Corp. (The)	266,430
8,768	St. Paul Travelers Companies, Inc. (The)	297,761
1,814	XL Capital Ltd. (Class A)	131,515
		1,544,775

	Publishing: Books/Magazines (0.0%)
506	Meredith Corp.	24,794

	Publishing: Newspapers (0.4%)
1,051	Dow Jones & Co., Inc.	46,507
3,355	Gannett Co., Inc.	278,297
1,103	Knight-Ridder, Inc.	75,589
2,143	New York Times Co. (The) (Class A)	85,827
3,884	Tribune Co.	167,789
		654,009
	Pulp & Paper (0.3%)
3,712	Georgia-Pacific Corp.	128,398
7,208	International Paper Co.	277,580
2,972	MeadWestvaco Corp.	93,707
		499,685
	Railroads (1.1%)
13,092	Burlington Northern Santa Fe Corp.	547,377
8,027	CSX Corp.	292,986
13,284	Norfolk Southern Corp.	450,992
8,703	Union Pacific Corp.	548,028
		1,839,383
	Real Estate Investment Trusts (0.5%)
1,408	Apartment Investment & Management Co. (Class A)	51,660
6,030	Equity Office Properties Trust	169,564
4,189	Equity Residential	139,703
2,751	Plum Creek Timber Co., Inc.	99,834
2,711	ProLogis Trust	105,675
3,043	Simon Property Group, Inc.	177,468
		743,904
	Recreational Products (0.2%)
1,185	Brunswick Corp.	55,600
4,544	Electronic Arts Inc.*	204,116
2,258	Hasbro, Inc.	39,944
6,229	Mattel, Inc.	109,070
		408,730
	Regional Banks (1.4%)
6,338	AmSouth Bancorporation	167,260
8,674	Fifth Third Bancorp	426,674
2,215	First Horizon National Corp.	95,865
2,102	M&T Bank Corp.	216,506
3,984	Marshall & Ilsley Corp.	167,208
2,747	North Fork Bancorporation, Inc.	121,143
5,485	Synovus Financial Corp.	149,137
29,684	U.S. Bancorp	849,259
1,599	Zions Bancorporation	105,806
		2,298,858
	Restaurants (0.7%)
2,136	Darden Restaurants, Inc.	52,332
19,030	McDonald’s Corp.	554,725
6,159	Starbucks Corp.*	325,688
1,576	Wendy’s International, Inc.	52,591
4,522	Yum! Brands, Inc.	196,707
		1,182,043
	Savings Banks (0.6%)
2,776	Golden West Financial Corp.	324,570
5,529	Sovereign Bancorp, Inc.	119,703
13,268	Washington Mutual, Inc.	513,604
		957,877
	Semiconductors (3.0%)
5,294	Advanced Micro Devices, Inc.*	89,045
6,751	Altera Corp.*	153,450
6,871	Analog Devices, Inc.	276,626
4,644	Applied Micro Circuits Corp.*	16,904
5,960	Broadcom Corp. (Class A)*	161,218
116,612	Intel Corp.	2,595,783
5,603	Linear Technology Corp.	212,242
5,806	LSI Logic Corp.*	26,417
5,852	Maxim Integrated Products, Inc.	257,429
11,089	Micron Technology, Inc.*	135,064
6,494	National Semiconductor Corp.	108,450
2,500	NVIDIA Corp.*	36,175
2,671	PMC - Sierra, Inc.*	27,404
31,437	Texas Instruments Inc.	768,635
6,303	Xilinx, Inc.	192,872
		5,057,714
	Services to the Health Industry (0.3%)
1,215	Express Scripts, Inc. (Class A)*	77,760
3,632	IMS Health Inc.	76,926
4,191	Medco Health Solutions Inc.*	142,117
1,494	Quest Diagnostics Inc.	130,785
		427,588
	Specialty Insurance (0.2%)
1,421	Ambac Financial Group, Inc.	110,923
1,884	MBIA Inc.	109,008
1,791	MGIC Investment Corp.	115,179
		335,110
	Specialty Stores (0.3%)
1,673	AutoNation, Inc.*	28,826
907	AutoZone, Inc.*	74,202
3,619	Bed Bath & Beyond Inc.*	147,619
128	Boise Cascade Corp.	3,779
2,958	Office Depot, Inc.*	47,890
6,242	Staples, Inc.	185,637
1,041	Tiffany & Co.	30,533
853	Toys ‘R’ Us, Inc.*	15,363
		533,849

	Specialty Telecommunications (0.1%)
2,227	CenturyTel, Inc.	71,464
4,589	Citizens Communications Co.	61,492
28,980	Qwest Communications International, Inc.*	99,112
		232,068
	Steel (0.1%)
1,156	Allegheny Technologies Inc.	19,432
2,300	Nucor Corp.	97,129
1,610	United States Steel Corp.	59,119
1,244	Worthington Industries, Inc.	24,693
		200,373
	Telecommunication Equipment (1.3%)
10,647	ADC Telecommunications, Inc.*	23,530
2,134	Andrew Corp.*	29,833
6,422	CIENA Corp.*	15,862
2,586	Comverse Technology, Inc.*	53,375
20,269	Corning Inc.*	232,080
63,299	Lucent Technologies Inc.*	224,711
34,419	Motorola, Inc.	594,072
23,648	QUALCOMM Inc.	988,723
5,569	Tellabs, Inc.*	44,552
		2,206,738
	Tobacco (0.7%)
20,640	Altria Group, Inc.	1,000,214
1,042	Reynolds American, Inc.	71,752
1,638	UST, Inc.	67,420
		1,139,386
	Tools/Hardware (0.1%)
1,074	Black & Decker Corp.	86,221
352	Snap-On, Inc.	10,342
990	Stanley Works (The)	44,075
		140,638
	Trucking (0.1%)
2,393	Hunt (J.B.) Tansport Services, Inc.	97,777

	Trucks/Construction/Farm Machinery (0.6%)
5,235	Caterpillar Inc.	421,627
666	Cummins Inc.	46,673
3,765	Deere & Co.	225,072
1,148	Navistar International Corp.*	39,663
2,881	PACCAR, Inc.	199,682
		932,717
	Wholesale Distributors (0.1%)
1,514	Genuine Parts Co.	60,393
1,506	Grainger (W.W.), Inc.	88,237
		148,630
	Wireless Telecommunications (0.2%)
15,527	Nextel Communications, Inc. (Class A)*	411,310

	TOTAL COMMON STOCKS (Cost $144,479,263)	145,379,165

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	GOVERNMENT & AGENCY OBLIGATIONS (7.4%)
	FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
$160	United Mexican States (Mexico) (Cost $183,199)	8.375%	01/14/11	189,200

	U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.3%)
	Federal Home Loan Mortgage Corp. (DD)
550		5.00	11/01/19	561,000
225		5.50	12/01/19	232,383
	Federal National Mortgage Assoc. (DD)
350		4.50	11/01/19	350,984
1,625		5.50	11/01/19 - 11/01/34	1,667,360
350		6.00	11/01/34	362,906
2,155		6.50	09/01/29 - 11/01/34	2,265,926
	U.S. Treasury Bonds
300		5.50	08/15/28	326,813
950		6.125	08/15/29	1,122,039
	U.S. Treasury Notes
675		3.875	02/15/13	675,423
800		5.00	08/15/11	864,219

3,200		5.625	05/15/08	3,485,500
150		6.50	02/15/10	172,635

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,064,478)			12,087,188

	TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,247,677)			12,276,388

	CORPORATE BONDS (1.9%)
	Advertising/Marketing Services (0.0%)
25	WPP Finance Corp. - 144A † (United Kingdom)	5.875	06/15/14	25,832

	Aerospace & Defense (0.1%)
25	Northrop Grumman Corp.	4.079	11/16/06	25,455
20	Raytheon Co.	4.85	01/15/11	20,745
45	Systems 2001 Asset Trust - 144A † (Cayman Islands)	6.664	09/15/13	50,483
				96,683

	Air Freight/Couriers (0.0%)
20	FedEx Corp.	7.25	02/15/11	23,028

	Broadcasting (0.0%)
20	Clear Channel Communications, Inc.	7.65	09/15/10	22,905

	Cable/Satellite TV (0.1%)
50	Comcast Cable Communications Inc.	6.75	01/30/11	56,162
30	Echostar DBS Corp.	6.375	10/01/11	31,238
				87,400
	Casino/Gaming (0.1%)
30	Harrah’s Operating Co., Inc.	8.00	02/01/11	35,315
20	Harrah’s Operating Co., Inc. - 144A †	5.50	07/01/10	20,895
40	MGM Mirage Inc.	8.50	09/15/10	46,200
10	MGM Mirage Inc.-144A †	6.75	09/01/12	10,650
20	Station Casinos, Inc.	6.00	04/01/12	21,000
				134,060
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375	12/01/08	15,173

	Containers/Packaging (0.0%)
30	Sealed Air Corp - 144A †	5.625	07/15/13	30,934

	Department Stores (0.0%)
25	Federated Department Stores, Inc.	6.90	04/01/29	27,811

	Electric Utilities (0.2%)
30	Arizona Public Service Co.	5.80	06/30/14	31,975
25	Cincinnati Gas & Electric Co.	5.70	09/15/12	26,756
20	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	22,075
15	Consumers Energy Co.	4.00	05/15/10	14,823
15	Consumers Energy Co.	5.375	04/15/13	15,557
10	Entergy Gulf States, Inc.	3.60	06/01/08	9,928
20	Exelon Corp.	6.75	05/01/11	22,565
20	Monongahela Power Co.	5.00	10/01/06	20,633
55	Ohio Edison Co.	5.45	05/01/15	56,217
40	Ohio Power Co. (Series G)	6.60	02/15/33	44,598
20	Pacific Gas & Electric Co.	4.80	03/01/14	20,067
10	Pacific Gas & Electric Co.	6.05	03/01/34	10,335
15	Reliant Energy Resources Corp.	7.75	02/15/11	17,547
5	Southern California Edison Co.	5.00	01/15/14	5,132
20	Texas-New Mexico Power Co.	6.25	01/15/09	21,352
20	TXU Energy Co.	7.00	03/15/13	22,744
20	Westar Energy Inc.	6.00	07/01/14	21,669
				383,973
	Electronic Equipment/Instruments (0.0%)
20	Xerox Corp.	6.875	08/15/11	21,450
25	Xerox Corp.	7.125	06/15/10	27,188
				48,638
	Finance/Rental/Leasing (0.1%)
65	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	63,895
30	Ford Motor Credit Co.	7.25	10/25/11	32,376
15	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	17,552
65	Household Finance Corp.	8.00	07/15/10	77,269
45	MBNA Corp.	6.125	03/01/13	48,777
				239,869

	Financial Conglomerates (0.2%)
70	Citigroup Inc.	5.625	08/27/12	75,593
80	General Motors Acceptance Corp.	6.875	09/15/11	83,392
70	General Motors Acceptance Corp.	8.00	11/01/31	72,657
15	General Motors Corp.	8.375	07/15/33	15,652
65	J.P. Morgan Chase & Co.	6.625	03/15/12	73,498
				320,792
	Food Retail (0.0%)
15	Albertson’s, Inc.	7.50	02/15/11	17,528

	Food: Major Diversified (0.0%)
35	Kraft Foods Inc.	5.625	11/01/11	37,346

	Food: Meat/Fish/Dairy (0.0%)
45	Smithfield Foods Inc. - 144A †	7.00	08/01/11	48,375

	Forest Products (0.0%)
50	Weyerhaeuser Co.	6.75	03/15/12	56,672

	Gas Distributors (0.0%)
25	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A † (Qatar)	8.294	03/15/14	29,906

	Hospital/Nursing Management (0.0%)
50	HCA, Inc.	6.30	10/01/12	50,690
10	HCA, Inc.	7.875	02/01/11	11,083
				61,773
	Hotels/Resorts/Cruiselines (0.1%)
35	Hilton Hotels Corp.	7.625	12/01/12	41,234
20	Hyatt Equities LLC - 144A †	6.875	06/15/07	21,366
15	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	16,219
20	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	23,550
				102,369
	Industrial Conglomerates (0.1%)
45	General Electric Capital Corp.	5.45	01/15/13	48,115
35	Hutchison Whampoa International Ltd. - 144A † (Virgin Islands)	6.50	02/13/13	37,325
				85,440
	Industrial Machinery (0.0%)
25	Kennametal Inc.	7.20	06/15/12	27,854

	Insurance Brokers/Services (0.1%)
100	Farmers Exchange Capital - 144A †	7.05	07/15/28	101,565
45	Marsh & McLennan Companies, Inc.	5.375	07/15/14	44,065
				145,630
	Integrated Oil (0.0%)
40	Amerada Hess Corp.	7.875	10/01/29	47,892

	Investment Banks/Brokers (0.1%)
65	Goldman Sachs Group Inc.	6.875	01/15/11	74,042

	Major Telecommunications (0.1%)
20	AT&T Corp.	8.75	11/15/31	23,250
30	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	39,705
25	Sprint Capital Corp.	8.75	03/15/32	32,858
60	Verizon Global Funding Corp.	7.75	12/01/30	73,842
				169,655
	Managed Health Care (0.1%)
45	Aetna, Inc.	7.875	03/01/11	52,242
15	Anthem Insurance Companies, Inc. - 144A †	9.125	04/01/10	18,365
20	Health Net, Inc.	9.875	04/15/11	24,276
				94,883
	Media Conglomerates (0.1%)
50	News America Holdings, Inc.	7.28	06/30/28	57,551
60	Time Warner Inc.	7.70	05/01/32	72,079
				129,630
	Medical Specialties (0.0%)
20	Fisher Scientific International, Inc. - 144A†	6.75	08/15/14	21,500

	Miscellaneous Commercial Services (0.0%)
30	Iron Mountain Inc.	7.75	01/15/15	32,550

	Motor Vehicles (0.0%)
20	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	24,807
25	Ford Motor Co.	6.625	10/01/28	22,621
				47,428

	Multi-Line Insurance (0.1%)
60	AIG Sun America Global Finance VI - 144A †	6.30	05/10/11	66,261
15	American General Finance Corp.	4.625	05/15/09	15,428
5	AXA Financial Inc.	6.50	04/01/08	5,486
				87,175
	Oil & Gas Pipelines (0.0%)
5	Northwest Pipeline Corp.	8.125	03/01/10	5,631
10	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	12,400
				18,031
	Oil & Gas Production (0.1%)
30	Kerr-McGee Corp.	7.875	09/15/31	36,781
20	Nexen Inc. (Canada)	5.05	11/20/13	20,109
10	Plains E & P Corp. - 144A †	7.125	06/15/14	11,150
				68,040
	Other Metals/Minerals (0.0%)
40	Inco Ltd. (Canada)	7.75	05/15/12	47,648

	Pulp & Paper (0.1%)
80	Abitibi-Consolidated Inc. (Canada)	6.00	06/20/13	77,000
50	Bowater Canada Finance (Canada)	7.95	11/15/11	54,351
20	Sappi Papier Holding AG - 144A † (Austria)	6.75	06/15/12	22,188
				153,539
	Railroads (0.1%)
15	CSX Corp.	2.75	02/15/06	14,962
10	CSX Corp.	9.00	08/15/06	11,001
10	Norfolk Southern Corp.	7.35	05/15/07	10,937
15	Union Pacific Corp.	6.65	01/15/11	16,855
10	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	10,896
				64,651
	Real Estate Investment Trusts (0.0%)
35	EOP Operating L.P.	4.75	03/15/14	34,092
5	Rouse Co. (The)	5.375	11/26/13	4,722
				38,814
	Restaurants (0.0%)
15	Tricon Global Restaurants, Inc.	8.875	04/15/11	18,745

	Savings Banks (0.0%)
35	Washington Mutual Inc.	8.25	04/01/10	41,606

	Specialty Stores (0.0%)
10	Autonation, Inc.	9.00	08/01/08	11,550

	Tobacco (0.0%)
45	Altria Group, Inc.	7.00	11/04/13	47,470

	Trucks/Construction/Farm Machinery (0.0%)
45	Caterpillar Financial Services Corp.	1.80	08/20/07	44,997

	Wireless Telecommunications (0.0%)
20	AT&T Wireless Services, Inc.	8.75	03/01/31	26,932

	TOTAL CORPORATE BONDS (Cost $3,218,404)			3,356,769

	CONVERTIBLE BONDS (1.5%)
	Financial Conglomerates (1.3%)
2,000	American Express Co. - 144A †	1.85#	12/01/33	2,137,500

	Internet Retail (0.2%)
300	Amazon.com, Inc.	4.75	02/01/09	301,875
	TOTAL CONVERTIBLE BONDS (Cost $2,409,903)			2,439,375

	ASSET-BACKED SECURITIES (1.1%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	1.98	12/15/09	150,423
91	Asset Backed Funding Certificates 2004-HE1 A1	2.063	07/25/34	90,716
83	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44	02/15/07	83,033
100	Capital Auto Receivables Asset Trust 2003-3 A3B	1.84	01/15/08	100,130
100	Citibank Credit Card Issuance Trust 2001-A1 A1	6.90	10/15/07	104,152
150	Citibank Credit Card Issuance Trust 2002-A2 A2	1.741	02/15/07	150,084
8	Ford Credit Auto Owner Trust 2003-A A2A	1.62	08/15/05	7,841
100	GE Capital Credit Card Master Note Trust 2004-1 A	1.92	06/15/10	100,081
100	GE Capital Credit Card Master Note Trust 2004-2 A	1.899	09/15/10	100,054
100	GE Dealer Floorplan Master Note Trust 2004-1 A	1.861	07/20/08	100,052
64	Harley-Davidson Motocycle Trust 2003-1 A1	1.56	05/15/07	64,021
72	New Century Home Equity Loan Trust 2004-A AI11	1.694	08/25/34	72,178
96	Residential Asset Securities Corp. 2004-KSB AI1	2.093	10/25/22	95,952
100	SLM Student Loan Trust 2004-6 A2	1.697	01/25/13	100,164
150	SLM Student Loan Trust 2004-9 A2	2.00	10/25/12	149,940
25	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/15/12	26,016
100	USAA Auto Owner Trust 2004-2 A2	2.41	02/15/07	100,008
100	Wachovia Auto Owner Trust 2004-B A2	2.40	05/21/07	99,940
100	World Omni Auto Receivables Trust 2004-A A2	2.58	07/12/07	100,090

	TOTAL ASSET-BACKED SECURITIES (Cost $1,793,935)			1,794,875

	SHORT-TERM INVESTMENTS (4.1%)
	U. S. GOVERNMENT OBLIGATIONS (a) (0.2%)
200	U.S. Treasury Bill**	1.65	01/13/05	199,331
50	U.S. Treasury Bill**	1.89	03/24/05	49,625

	TOTAL U. S. GOVERNMENT OBLIGATIONS (Cost $248,933)			248,956

	REPURCHASE AGREEMENT (3.9%)
6,586	Joint repurchase agreement account (dated 10/29/04; proceeds $6,587,010) (b) (Cost $6,586,000)	1.84	11/01/04	6,586,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,834,933)			6,834,956

	TOTAL INVESTMENTS (Cost $170,984,115) (c) (d)		103.2%	172,081,528

	LIABILITIES IN EXCESS OF OTHER ASSETS		(3.2)	(5,304,328)

	NET ASSETS		100.0%	$166,777,200

ADR	American Depository Receipt.
DD	All of these securities were purchased on a delayed delivery basis.
*	Non-income producing security.
**	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $101,800.
†	Resale is restricted to qualified institutional investors.
#	Currently a 1.85% coupon rate; will convert to 0% on December 1, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $9,747,211 in connection with open futures contracts and securities purchased on a delayed delivery date.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,691,508 and the aggregate gross unrealized depreciation is $8,594,095, resulting in net unrealized appreciation of $1,097,413.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2004:

		DESCRIPTION/	UNDERLYING	UNREALIZED
NUMBER OF		DELIVERY MONTH	FACE AMOUNT	APPRECIATION/
CONTRACTS	LONG/SHORT	AND YEAR	AT VALUE	DEPRECIATION

16	Long	Nasdaq-100 E-Mini December 2004	$476,800	$13,560

1	Short	U.S. Treasury Notes 5 Year, March 2005	(110,531)	(161)

13	Short	U.S. Treasury Notes 5 Year, December 2004	(1,447,875)	(18,833)

5	Short	U.S. Treasury Notes 2 Year, December 2004	(1,058,828)	(2,248)

1	Short	U.S. Treasury Notes 10 Year, March 2005	(112,953)	(198)

10	Short	U.S. Treasury Notes 10 Year, December 2004	(1,135,625)	(19,098)

1	Short	U.S. Treasury Bonds 20 Year, December 2004	(113,844)	497

Net unrealized depreciation				$(26,481)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004